Common Stock Subject to Possible Redemption (Details Narrative) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption
Temporary Equity, Shares Authorized	50,000,000	50,000,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common shares subject to possible redemption	27,600,000	27,600,000